                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Glazer Capital Management
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Address: 237 Park Avenue South
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         New York, NY 10017
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        CIK # - 0001076809

Form 13F File Number:  28-11674
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jason Daniels
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Title: Client Service Representative
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Phone: 212-713-4828
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Signature, Place, and Date of Signing:

Jon Kuber                               New York, NY              08/11/06
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:     $
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

REPORTING MANAGER - GLAZ - GLAZER CAPITAL MANAGEMENT
CIK
CCC
                                                   3/31/2007

                                                                                   ITEM 6
              ITEM1          ITEM 2   ITEM 3        ITEM 4       ITEM 5          INVEST. DISC.       ITEM 7           ITEM 8
                                                                SHARES OR                  SHARED                 VOTING AUTHORITY
                            TITLE OF  CUSIP          FAIR       PRINCIPAL    SOLE  SHARED   OTHER    OTHER      SOLE   SHARED   NONE
     NAME OF ISSUER          CLASS    NUMBER       MKT VALUE     AMOUNT      (A)    (B)      (C)   MANAGERS      (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ADEZA BIOMEDICAL CORP        OTC EQ   6864102         326917      13690 N X                                      13690     0       0
AGERE SYSTEMS INC            COMMON   00845V308     22420763     991192 N X                                     991192     0       0
AEROFLEX INC                 OTC EQ   7768104        3219699     244844 N X                                     244844     0       0
ALTIRIS INC                  OTC EQ   02148M100     21960382     667286 N X                                     667286     0       0
BB&T CORP                    COMMON   54937107        537362      13100 N X                                      13100     0       0
BANDAG INC-CL A              COMMON   59815308      13152645     260500 N X                                     260500     0       0
BIOMET INC                   OTC EQ   90613100       1053752      24800 N X                                      24800     0       0
BIOSITE INC                  OTC EQ   90945106       3388106      40349 N X                                      40349     0       0
CARREKER CORPORATION         OTC EQ   144433109      8663797    1080274 N X                                    1080274     0       0
CALL CLEAR CHANNEL CO JAN    CALL O   1845028AG        30820      13400 C X                                      13400     0       0
CLAIRES STORES INC           COMMON   179584107      5974320     186000 N X                                     186000     0       0
CORILLIAN CORP               OTC EQ   218725109      8927504    1789079 N X                                    1789079     0       0
CENTRAL PARKING CORP         COMMON   154785109      2182512      98400 N X                                      98400     0       0
CALL DOLLAR GENERAL C MAY    CALL O   2566698AW       428405     155300 C X                                     155300     0       0
DOLLAR GENERAL CORP          COMMON   256669102      7032375     332500 N X                                     332500     0       0
IMAGE ENTERTAINMENT INC NE   OTC EQ   452439201      1474201     351838 N X                                     351838     0       0
DENDRITE INTERNATIONAL INC   OTC EQ   248239105     10090521     644350 N X                                     644350     0       0
EGL INC                      OTC EQ   268484102      1557459      39300 N X                                      39300     0       0
ELECTRONIC CLEARING HOUSE    OTC EQ   285562500      5140548     442769 N X                                     442769     0       0
EDUCATE INC                  OTC EQ   28138P100      1256991     164098 N X                                     164098     0       0
ESCHELON TELECOM INC         OTC EQ   296290109      2190620      75800 N X                                      75800     0       0
FIELDSTONE INVST CORP        OTC EQ   31659U300       383750     125000 N X                                     125000     0       0
***FOUR SEASONS HOTELS  IN   COMMON   3.51E+108     10567480     131600 N X                                     131600     0       0
GIANT INDUSTRIES INC         COMMON   374508109     12919734     170783 N X                                     170783     0       0
REALOGY CORP                 COMMON   7.56E+104     10863909     366900 N X                                     366900     0       0
HARRAHS ENTERTAINMENT INC    COMMON   413619107      8453445     100100 N X                                     100100     0       0
HORIZON HEALTH CORP          OTC EQ   44041Y104      1407131      71976 N X                                      71976     0       0
HYPERION SOLUTIONS CORP      OTC EQ   44914M104      6245515     120500 N X                                     120500     0       0
INTL ALUMINUM CORP           COMMON   458884103       555975      10500 N X                                      10500     0       0
INTRALASE CORP               OTC EQ   461169104     21886577     876164 N X                                     876164     0       0
ADESA INC                    COMMON   00686U104     12541257     453900 N X                                     453900     0       0
KEANE INC                    COMMON   486665102      1647254     121300 N X                                     121300     0       0
LAUREATE EDUCATION INC       OTC EQ   518613104      2275829      38593 N X                                      38593     0       0
MAPINFO CORP                 OTC EQ   565105103     14176472     704246 N X                                     704246     0       0
MIKRON INSTRUMENT INC        OTC EQ   59862R103      3617264     321249 N X                                     321249     0       0
MILLS CORP                   COMMON   601148109     14990168     593670 N X                                     593670     0       0
ALTRIA GROUP INC             COMMON   02209S103     15805800     180000 N X                                     180000     0       0
MACDERMID INC                COMMON   554273102     18297161     524725 N X                                     524725     0       0
CALL NEW RIVER PHARMA        CALL O   648468905        17325       4500 C X
NEW RIVER PHARM INC          OTC EQ   648468205      1941988      30520 N X                                      30520     0       0
NETSMART TECHNOLOGIES INC    OTC EQ   64114W306      3044195     185170 N X                                     185170     0       0
NOVELIS INC                  COMMON   67000X106     22061617     500150 N X                                     500150     0       0

                                                                                   ITEM 6
              ITEM1          ITEM 2   ITEM 3        ITEM 4       ITEM 5          INVEST. DISC.       ITEM 7           ITEM 8
                                                                SHARES OR                  SHARED                 VOTING AUTHORITY
                            TITLE OF  CUSIP          FAIR       PRINCIPAL    SOLE  SHARED   OTHER    OTHER      SOLE   SHARED   NONE
     NAME OF ISSUER          CLASS    NUMBER       MKT VALUE     AMOUNT      (A)    (B)      (C)   MANAGERS      (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
NEW PLAN EXCEL REALTY TRUS   COMMON   648053106      2404155      72787 N X                                      72787     0       0
OSI RESTAURANT PARTNERS IN   COMMON   67104A101      3626100      91800 N X                                      91800     0       0
CATALINA MARKETING CORP      COMMON   148867104       473700      15000 N X                                      15000     0       0
SAFENET INC                  OTC EQ   78645R107     21670499     765742 N X                                     765742     0       0
STATION CASINOS INC          COMMON   857689103      4129389      47700 N X                                      47700     0       0
STEEL TECHNOLOGIES INC       OTC EQ   858147101     16881779     570716 N X                                     570716     0       0
CALL SERVICEMASTER CO JUL    CALL O   81760N7GV        62855      21800 C X                                      21800     0       0
SERVICEMASTER CO (THE)       COMMON   81760N109      2602449     169100 N X                                     169100     0       0
SWIFT TRANSPORTATION CO IN   OTC EQ   870756103      4518948     145024 N X                                     145024     0       0
SYNAGRO TECHNOLOGIES INC     OTC EQ   871562203     16966261    2976537 N X                                    2976537     0       0
TB WOODS CORP                OTC EQ   872226105      2116579      85935 N X                                      85935     0       0
TODCO                        COMMON   88889T107      2218150      55000 N X                                      55000     0       0
SABRE HOLDINGS CORP CL A     COMMON   785905100     17926368     547370 N X                                     547370     0       0
TXU CORP                     COMMON   873168108      2976227      46431 N X                                      46431     0       0
PUT TXU CORP APR 65          PUT OP   8731687PM       244440     155200 P X                                     155200     0       0
U S I HOLDINGS CORP          OTC EQ   90333H101     16813216     997817 N X                                     997817     0       0
UNITED SURGICAL PARTNERS I   OTC EQ   913016309      9823368     318837 N X                                     318837     0       0
WEBEX COMMUNICATIONS INC     OTC EQ   94767L109      4378220      77000 N X                                      77000     0       0
WHITTIER ENERGY CORPORATIO   OTC EQ   966785305      7068743     642613 N X                                     642613     0       0
WITNESS SYS INC              OTC EQ   977424100     12856174     477038 N X                                     477038     0       0
                                                  ----------------------------------------------------------------------------------
Total                                              454467165   21539862                                       21535362